Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

		As at March 31
Particulars		2024	2025
Cash in hand		158	271
Funds in transit		58,874	85,727
Bank balances		148,762	177,507
Term deposits		119,271	245,393
Cash and cash equivalents in the Statement of Financial Position	(a)	327,065	508,898
Bank overdrafts used for cash management purposes	(b)	—	(536)
Cash and cash equivalents in the statement of Cash Flows	(a+b)	327,065	508,362